Stock-based compensation	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Stock-Based Compensation
Stock-based Compensation

6.Stock-Based Compensation

Equity Incentive Plans

On January 27, 2012, the Company approved the 2011 Equity Incentive Plan (the “2011 Plan”). The 2011 Plan authorized the Company to issue options to employees, consultants and directors to purchase up to a total of 3,750,000 shares of common stock. As of December 27, 2014, all awards granted by the Company have been nonqualified stock options. Options granted under the 2011 Plan have a life of 10 years and vest over service periods of five years or in connection with certain events as defined by the 2011 Plan.

On October 19, 2014, the Company approved the 2014 Equity Incentive Plan (the “2014 Plan”). The 2014 Plan authorizes the Company to issue awards to employees, consultants and directors with respect to a total of 1,600,000 shares of common stock, par value $0.0001 per share. All awards granted by the Company to date have been nonqualified stock options or restricted stock awards.

Pro Rata Cash Dividend, Cash Payment to Holders of Vested Options and Adjustment to Exercise Price of Unvested Options

On April 11, 2014, the Company declared and subsequently paid a pro rata cash dividend to its stockholders totaling $39.9 million, made a cash payment of $1.4 million to holders of vested options, and lowered the exercise price of 1,918,550 unvested options by $2.00 per share. The cash payments totaling $41.3 million reduced retained earnings to zero and reduced additional paid-in capital by $39.7 million. The 2011 Plan has nondiscretionary antidilution provisions that require the fair value of the option awards to be equalized in the event of an equity restructuring. Consequently, the board of directors of the Company was obligated under the antidilution provisions to approve the reduction of the exercise price on the unvested options and make the cash payment to the holders of vested options. No incremental stock-based compensation expense was recognized for the dividend for the vested options or reduction in exercise price for the unvested options.

Non-Qualified Stock Options

During the thirteen and thirty-nine weeks ended December 27, 2014, the Company granted certain members of management options to purchase a total of 124,650 shares (all under the 2014 Plan) and 237,500 shares of common stock, respectively. The total grant date fair value of stock options granted during the thirteen and thirty-nine weeks ended December 27, 2014 was $0.9 million and $2.4 million, respectively, with grant date fair values ranging from $6.08 to $7.79 per share. The Company is recognizing the expense relating to these stock options on a straight-line basis over the five-year service period of the awards. The exercise prices of these awards range between $9.40 and $16.00 per share.

On October 29, 2014, the Company granted its Chief Executive Officer (“CEO”) options to purchase 99,650 shares of common stock under the 2014 Plan. These options contain both service and market conditions. Vesting of the options occurs if the market price of the Company’s stock achieves stated targets through the third anniversary of the date of grant. If those market price targets are achieved, the options will vest in equal amounts on the third, fourth and fifth anniversaries of the grant date. The fair value of the options was estimated using a Monte Carlo simulation model. The following significant assumptions were used as of October 29, 2014:

Stock price	$16.00
Exercise price	$16.00
Expected option term	6.0 years
Expected volatility	55.0%
Risk-free interest rate	1.8%
Expected annual dividend yield	0%

During the thirteen and thirty-nine weeks ended December 28, 2013, the Company granted certain members of management options to purchase a total of 112,500 shares and 312,500 shares of common stock, respectively, under the 2011 Plan. The total grant date fair value of the stock options during the thirteen and thirty-nine weeks ended December 28, 2013 was $0.7 million and $2.1 million, respectively, with grant date fair values ranging from $6.64 to $6.92 per share. The Company is recognizing the expense relating to these stock option on a straight-line basis over the five-year service period of the awards. The exercise prices of these awards range between $7.18 and $8.16 per share.

The fair values of stock options granted during the thirteen and thirty-nine weeks ended December 27, 2014 and December 28, 2013 were estimated on the grant dates using the following assumptions:

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013

Expected option term(1)	6.5 years	6.5 years	6.5 years	6.5 years
Expected volatility factor(2)	38.6% - 55.0%	56.0%	38.6% - 56.0%	56.0%
Risk-free interest rate(3)	1.7% - 1.8%	1.9%	1.7% - 2.0%	1.9% - 2.0%
Expected annual dividend yield(4)	0%	0%	0%	0%

(1)	The Company has limited historical information regarding expected option term. Accordingly, the Company determined the expected life of the options using the simplified method.
(2)

Stock volatility for each grant is measured using the weighted average of historical daily price changes of the Company’s competitors’ common stock over the most recent period equal to the expected option term of the Company’s awards.

(3)	The risk-free interest rate is determined using the rate on treasury securities with the same term.
(4)

The board of directors paid a dividend to stockholders in April 2014. The Company’s board of directors does not plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

The stock option awards discussed above, with the exception of options awarded to the Company’s CEO on October 29, 2014, were measured at fair value on the grant date using the Black-Scholes option valuation model. Key input assumptions used to estimate the fair value of stock options include the exercise price of the award, the expected option term, expected volatility of the Company’s stock price over the option’s expected term, the risk-free interest rate over the option’s expected term and the Company’s expected annual dividend yield, if any. The Company’s estimate of pre-vesting forfeitures, or forfeiture rate, was based on its internal analysis, which included the award recipients’ positions within the Company and the vesting period of the awards. The Company will issue shares of common stock when the options are exercised.

Intrinsic value for stock options is defined as the difference between the market price of the Company’s common stock on the last business day of the fiscal quarter and the weighted average exercise price of in-the-money stock options outstanding at the end of each fiscal period. The market value per share at December 27, 2014 was $18.42. The following table summarizes the stock award activity for the thirty-nine weeks ended December 27, 2014 (aggregate intrinsic value in thousands):

		Grant Date	Weighted
		Weighted-	Average
		Average	Remaining	Aggregate
	Stock	Exercise	Contractual	Intrinsic
	Options	Price(1)	Life (in Years)	Value

Outstanding at March 29, 2014	2,515,000	$5.97
Granted	362,150	$12.21
Cancelled, forfetied or expired	—	$—
Outstanding at December 27, 2014	2,877,150	$6.76	7.7	$33,556
Vested and expected to vest at December 27, 2014	2,877,150	$6.76	7.7	$33,556
Exerciseable at December 27, 2014	962,850	$6.61	7.4	$11,372

(1)

The grant date weighted-average exercise price reflects the reduction of the exercise price by $2.00 per share for the 1,918,550 unvested options that were part of the April 2014 dividend discussed above.

A summary of the status of non-vested stock options as of December 27, 2014 and changes during the thirty-nine weeks ended December 27, 2014 is presented below:

		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Nonvested at March 29, 2014	1,793,550	$3.55
Granted	362,150	$6.55
Vested	(241,400)	$4.63
Nonvested shares forfeited	—	$—
Nonvested at December 27, 2014	1,914,300	$3.98

Restricted Stock Awards

During the thirteen and thirty-nine weeks ended December 27, 2014, the Company granted 30,313 restricted shares of common stock to various employees and one member of its Board of Directors under the 2014 Plan. The shares granted to employees vest in four equal annual installments beginning on the grant date, provided that the respective award recipient continues to be employed by the Company through each of those dates. The shares granted to the member of the Board of Directors vest in full upon the one-year anniversary of the date of grant, provided that the Board member continues to serve of the Board of Directors through that date. The grant date fair value of these awards totaled $0.5 million. The Company is recognizing the expense relating to these awards on a straight-line basis over the service period of each award, commencing on the date of grant.

Stock-Based Compensation Expense

Stock-based compensation expense was $0.5 million and $0.3 million for the thirteen weeks ended December 27, 2014 and December 28, 2013, respectively and $1.5 million and $0.9 million for the thirty-nine weeks ended December 27, 2014 and December 28, 2013, respectively. Stock-based compensation expense of $0.1 million was recorded in cost of goods sold in the condensed consolidated statements of operations for each of the thirteen weeks ended December 27, 2014 and December 28, 2013, respectively, and $0.3 million and $0.2 million for the thirty-nine weeks ended December 27, 2014 and December 28, 2013, respectively. All other stock-based compensation expense is included in selling, general and administrative expenses in the condensed consolidated statements of operations. As of December 27, 2014, there was $7.3 million of total unrecognized stock-based compensation expense related to unvested stock options and restricted stock awards. This cost has a weighted-average remaining recognition period of 2.2 years.

9.     Stock-based compensation

On January 27, 2012, the Company approved the 2011 Equity Incentive Plan (the "2011 Plan"). The 2011 Plan authorized the Company to issue options to employees, consultants and directors to purchase up to a total of 3,750,000 shares of common stock. As of March 29, 2014, all awards granted by the Company have been nonqualified stock options. Options granted under the 2011 Plan have a life of 10 years and vest over service periods of five years or in connection with certain events as defined by the 2011 Plan.

For the year ended March 29, 2014, the Company granted certain members of management with options to purchase a total of 312,500 shares of common stock under the 2011 Plan. The total grant date fair value of stock options granted in fiscal years 2014 and 2013 and the Successor Period was $2.1 million, $3.5 million and $4.4 million, respectively, before applying an estimated forfeiture rate, with grant date fair values ranging from $6.64 to $6.92 per share in fiscal 2014, $3.43 to $4.31 per share in fiscal 2013, and $1.60 to $2.26 per share in the Successor Period. There were no stock options granted in the Predecessor Period. The Company is recognizing the expense relating to these stock options, net of estimated forfeitures, on a straight-line basis over the five-year service period of the awards. The exercise prices of these awards range between $4.00 and $11.21 and have a weighted-average fair value of $6.82 per share, $3.87 per share, and $1.93 per share for the fiscal years ended March 2014, March 30, 2013 and the Successor Period, respectively.

The stock option awards discussed above were measured at fair value on the grant date using the Black-Scholes option valuation model. Key input assumptions used to estimate the fair value of stock options include the exercise price of the award, the expected option term, expected volatility of the Company's stock price over the option's expected term, the risk-free interest rate over the option's expected term and the Company's expected annual dividend yield, if any. The Company's estimate of pre-vesting forfeitures, or forfeiture rate, was based on its internal analysis, which included the award recipients' positions within the Company and the vesting period of the awards. The Company will issue shares of common stock when the options are exercised.

Intrinsic value for stock options is defined as the difference between the market price of the Company's common stock on the last business day of the fiscal quarter and the weighted average exercise price of in-the-money stock options outstanding at the end of each fiscal period. The market value per share was $11.40 and $7.47 at March 29, 2014 and March 30, 2013, respectively. The following table summarizes the stock award activity for the fiscal year ended March 29, 2014 (aggregate intrinsic value in thousands):

	Stock options	Grant date weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at March 30, 2013	2,202,500	$7.09
Granted	312,500	$9.53
Canceled, forfeited or expired	—	$—

Outstanding at March 29, 2014	2,515,000	$7.40	8.3	$10,072

Vested and expected to vest at March 29, 2014	2,515,000	$7.40	8.3	$10,072

Exerciseable at March 29, 2014	721,450	$6.45	7.9	$3,570

Stock-based compensation expense was $1.3 million, $0.8 million and $0.1 million for the fiscal years ended March 29, 2014 and March 30, 2013 and the Successor Period, respectively. There was no stock-based compensation expense in the Predecessor Period. Stock-based compensation expense of $0.2 million and $0.2 million was recorded as cost of goods sold in the fiscal years ended March 29, 2014 and March 30, 2013, respectively. All other stock-based compensation expense is included in selling, general and administrative expenses. As of March 29, 2014, there was $5.8 million of total unrecognized stock-based compensation expense related to unvested stock options. This cost has a weighted average remaining recognition period of 2.4 years.

The fair values of stock options granted in fiscal years 2014, 2013 and the Successor Period were estimated on the grant dates using the following assumptions:

	Fiscal year ended
	March 29, 2014	March 30, 2013	March 31, 2012

Expected option term(1)	6.5 years	6.5 years	6.5 years
Expected volatility factor(2)	56%	58%	56%
Risk-free interest rate(3)	1.91% - 2.03%	1.01%	2.37%
Expected annual dividend yield(4)	0%	0%	0%

(1)    The Company has limited historical information regarding expected option term. Accordingly, the Company determined the expected life of the options using the simplified method.

(2)    Stock volatility for each grant is measured using the weighted average of historical daily price changes of the Company's competitors' common stock over the most recent period equal to the expected option term of the Company's awards.

(3)    The risk-free interest rate is determined using the rate on treasury securities with the same term as the expected life of the stock option as of the grant date.

(4)   The board of directors paid a dividend to stockholders in April 2014 (See Note 16 "Subsequent events"). The Company's board of directors does not plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero.

A summary of the status of non-vested stock options as of March 29, 2014 and changes during fiscal 2014 is presented below:

	Shares	Weighted- average grant date fair value

Nonvested at March 30, 2013	1,915,125	$1.56
Granted	312,500	$6.82
Vested	(434,075)	$2.73
Nonvested shares forfeited	—	$—

Nonvested at March 29, 2014	1,793,550	$3.55